Preferred shares (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 09, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Increase (Decrease) in Temporary Equity [Roll Forward]
Begining Balance		¥ 388,910		¥ 388,910	¥ 0
Capital injection for Series A, A+ and B preferred shares					28,049
Issuance of Series C redeemable convertible preferred shares (net of nil issuance costs)					240,000
Modification of Series A, A+ and B preferred shares	¥ 861				861
Accretion of Series C redeemable convertible preferred shares					120,000
Dividends declared				(8,604)
Dividends paid				(8,604)
Reversal of accretion on Series C preferred shares		(120,000)	$ (17,453)
Conversion of preferred shares to Class A ordinary shares		(268,910)
Ending Balance				388,910	388,910
Series A
Increase (Decrease) in Temporary Equity [Roll Forward]
Begining Balance		18,856		18,856	0
Capital injection for Series A, A+ and B preferred shares					18,293
Issuance of Series C redeemable convertible preferred shares (net of nil issuance costs)					0
Modification of Series A, A+ and B preferred shares					563
Dividends declared				4,602
Dividends paid				(4,602)
Reversal of accretion on Series C preferred shares		0
Conversion of preferred shares to Class A ordinary shares		(18,856)
Ending Balance				18,856	18,856
Series A+
Increase (Decrease) in Temporary Equity [Roll Forward]
Begining Balance		3,771		3,711	0
Capital injection for Series A, A+ and B preferred shares					3,658
Issuance of Series C redeemable convertible preferred shares (net of nil issuance costs)					0
Modification of Series A, A+ and B preferred shares					113
Dividends declared				920
Dividends paid				(920)
Reversal of accretion on Series C preferred shares		0
Conversion of preferred shares to Class A ordinary shares		(3,771)
Ending Balance				3,771	3,711
Series B
Increase (Decrease) in Temporary Equity [Roll Forward]
Begining Balance		6,283		6,283	0
Capital injection for Series A, A+ and B preferred shares					6,098
Issuance of Series C redeemable convertible preferred shares (net of nil issuance costs)					0
Modification of Series A, A+ and B preferred shares					185
Dividends declared				1,534
Dividends paid				(1,534)
Reversal of accretion on Series C preferred shares		0
Conversion of preferred shares to Class A ordinary shares		(6,283)
Ending Balance				6,283	6,283
Series C
Increase (Decrease) in Temporary Equity [Roll Forward]
Begining Balance		360,000		360,000	0
Capital injection for Series A, A+ and B preferred shares					0
Issuance of Series C redeemable convertible preferred shares (net of nil issuance costs)		240,000
Modification of Series A, A+ and B preferred shares					0
Accretion of Series C redeemable convertible preferred shares					120,000
Dividends declared				1,548
Dividends paid				(1,548)
Reversal of accretion on Series C preferred shares		¥ (120,000)	$ (17,453)		(240,000)
Ending Balance				¥ 360,000	¥ 360,000